Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Apr. 07, 2017
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Asia Pacific Growth Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco California Tax-Free Income Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Energy Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco European Growth Fund

Invesco European Small Company Fund

Invesco Floating Rate Fund

Invesco Global Core Equity Fund

Invesco Global Growth Fund

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco Global Targeted Returns Fund

Invesco Gold & Precious Metals Fund

Invesco Government Money Market Fund

Invesco Greater China Fund

Invesco Growth Allocation Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco High Yield Municipal Fund

Invesco Income Allocation Fund

Invesco Intermediate Term Municipal Income Fund

Invesco International Allocation Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Limited Term Municipal Income Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Low Volatility Equity Yield Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund

Invesco Pacific Growth Fund

Invesco Pennsylvania Tax Free Income Fund

Invesco Quality Income Fund

Invesco Real Estate Fund

Invesco S&P 500 Index Fund

Invesco Select Companies Fund

Invesco Select Opportunities Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco Summit Fund

Invesco Tax-Exempt Cash Fund

Invesco Technology Fund

Invesco Technology Sector Fund

Invesco U.S. Government Fund

Invesco Value Opportunities Fund

Invesco World Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO European Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco European Small Company Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO Global Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Core Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco International Small Company Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM FUNDS GROUP (INVESCO FUNDS GROUP) | INVESCO Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Small Cap Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) | Invesco Charter Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Charter Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) | Invesco Diversified Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Diversified Dividend Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS) | INVESCO SUMMIT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Summit Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2020 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Retirement 2020 Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2030 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Retirement 2030 Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2040 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Retirement 2040 Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT 2050 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Retirement 2050 Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO BALANCED-RISK RETIREMENT NOW FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Retirement Now Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Conservative Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO CONVERTIBLE SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Convertible Securities Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Global Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Low Volatility Equity Yield Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Growth Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Income Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO International Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco International Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Mid Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Mid Cap Core Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Moderate Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Multi-Asset Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Multi-Asset Inflation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Quality Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Quality Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM GROWTH SERIES (INVESCO GROWTH SERIES) | INVESCO Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Small Cap Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO AMERICAN VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco American Value Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO COMSTOCK FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Comstock Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Dividend Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Energy Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Gold & Precious Metals Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Mid Cap Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Small Cap Value Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Technology Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO TECHNOLOGY SECTOR FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Technology Sector Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS) | INVESCO VALUE OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Value Opportunities Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco All Cap Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco All Cap Market Neutral Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO BALANCED-RISK ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Allocation Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Balanced-Risk Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Balanced-Risk Commodity Strategy Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Developing Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Developing Markets Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Emerging Markets Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO EMERGING MARKETS FLEXIBLE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Emerging Markets Flexible Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Endeavor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Endeavor Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Global Health Care Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Health Care Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Infrastructure Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Market Neutral Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Global Targeted Returns Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Targeted Returns Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Greater China Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Long/Short Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Low Volatility Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Low Volatility Emerging Markets Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Macro Allocation Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Macro Allocation Strategy Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco MLP Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco MLP Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Multi-Asset Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO PACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Pacific Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | Invesco Select Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Select Companies Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) | INVESCO World Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco World Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Corporate Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Real Estate Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Government Money Market Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco High Yield Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Real Estate Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Short Duration Inflation Protected Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Short Duration Inflation Protected Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Short Term Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | INVESCO U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco U.S. Government Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO Asia Pacific Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Asia Pacific Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO European Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco European Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Opportunities Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Global Responsibility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Responsibility Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO Global Small & Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Small & Mid Cap Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco International Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco International Companies Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco International Core Equity Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | INVESCO International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco International Growth Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS) | Invesco Select Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Select Opportunities Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | INVESCO HIGH YIELD MUNICIPAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco High Yield Municipal Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Intermediate Term Municipal Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | Invesco Limited Term Municipal Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Limited Term Municipal Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | INVESCO MUNICIPAL INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Municipal Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | INVESCO NEW YORK TAX FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco New York Tax Free Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS) | INVESCO Tax-Exempt Cash Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Tax-Exempt Cash Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO AMERICAN FRANCHISE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco American Franchise Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO CALIFORNIA TAX-FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco California Tax-Free Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Core Plus Bond Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO EQUALLY-WEIGHTED S&P 500 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Equally-Weighted S&P 500 Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO EQUITY AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Equity and Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Floating Rate Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Global Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Global Real Estate Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO GROWTH AND INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Growth and Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Low Volatility Equity Yield Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO PENNSYLVANIA TAX FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Pennsylvania Tax Free Income Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO S&P 500 INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco S&P 500 Index Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Short Duration High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Short Duration High Yield Municipal Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | INVESCO SMALL CAP DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Small Cap Discovery Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”

AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST) | Invesco Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated April 7, 2017

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A2, AX, B, BX, C, P, R, RX, Y, Invesco Cash Reserve and Investor Class shares (collectively, the Retail Classes) of the Funds, as applicable, listed below:

Invesco Strategic Real Return Fund

(1) Effective as of April 7, 2017, the following changes are made to each Fund’s Statutory Prospectus:

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus for each Fund:

“Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the example below.”

The following information is added as the second-to-last sentence of the second paragraph to the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund – Example” in the prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares.”